Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	March 31, 2025	March 31, 2024
Concentrate inventory	$1,800	$1,525
Stockpile	2,553	2,176
Material and supplies	3,675	3,694
	$8,028	$7,395